PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited)
1
Voya Enhanced Securitized Income Fund
Principal
Amount † RA . Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 31.4%
1,000,000
(1)
ARZ Trust 2024-BILT
G, 8.803%,
06/11/2039 $ 1,040,881
4.6
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-C2 D, 3.250%,
08/10/2049 945,938
4.1
1,000,000
(1)(2)
Extended Stay America
Trust 2025-ESH F,
8.059%, (TSFR1M +
4.100%),
10/15/2042 1,012,568
4.4
1,000,000
(1)
MCR Mortgage Trust
2024-TWA F, 10.382%,
06/12/2039 1,025,085
4.5
1,250,000
(1)(2)
SMRT 2022-MINI F,
7.309%, (TSFR1M +
3.350%),
01/15/2039 1,238,898
5.4
1,000,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA F, 8.198%,
(TSFR1M + 4.239%),
02/15/2042 987,723
4.3
1,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.156%,
12/15/2059 933,526
4.1
Total Commercial
Mortgage-Backed
Securities
(Cost $6,887,834)
7,184,619
31.4
ASSET-BACKED SECURITIES : 31.0%
Automobile Asset-Backed Securities : 15.5%
8,000
(1)(3)
Carvana Auto
Receivables Trust
2023-P1 R,
03/11/2030 489,778
2.2
5,000
(1)(3)
Chase Auto Owner
Trust 2024-1A R1,
06/25/2031 780,888
3.4
1,666
(1)(3)
Chase Auto Owner
Trust 2024-3A R1,
09/25/2031 437,685
1.9
3,000
(1)(3)
Chase Auto Owner
Trust 2024-4A R1,
11/25/2031 786,013
3.4
9,840
(1)(3)
PenFed Auto
Receivables Owner
Trust 2024-A R1,
09/15/2032 1,049,586
4.6
3,543,950
15.5
Other Asset-Backed Securities : 13.0%
700,000
(1)(2)
Apidos CLO XXXII
2019-32A ER, 9.384%,
(TSFR3M + 5.500%),
01/20/2033 705,136
3.1
1,000,000
(1)(2)
Birch Grove Clo 11 Ltd.
2024-11A E, 9.657%,
(TSFR3M + 5.800%),
01/22/2038 1,014,544
4.4
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,000,000
(1)(2)
Empower CLO Ltd.
2024-2A E, 9.955%,
(TSFR3M + 6.050%),
07/15/2037 $ 1,003,951
4.4
250,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2025-1A
D, 7.952%, (TSFR3M +
4.100%),
02/15/2033 248,551
1.1
2,972,182
13.0
Student Loan Asset-Backed Securities : 2.5%
1,430
(1)(3)
Navient Private
Education Refi Loan
Trust 2021-DA R,
04/15/2060 572,209
2.5
Total Asset-Backed
Securities
(Cost $8,386,990)
7,088,341
31.0
COLLATERALIZED MORTGAGE OBLIGATIONS : 30.3%
500,000
(1)(2)
Bellemeade Re Ltd.
2024-1 M2, 8.672%,
(SOFR30A + 4.600%),
08/25/2034 517,026
2.2
1,500,000
(1)
DLIC Re-REMIC Trust
2025-FRR1 BC20,
1.409%,
09/27/2053 1,173,864
5.1
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B2,
8.072%, (SOFR30A +
4.000%),
01/25/2044 1,059,753
4.6
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R02 1B2,
7.772%, (SOFR30A +
3.700%),
02/25/2044 1,052,686
4.6
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B2, 12.572%,
(SOFR30A + 8.500%),
02/25/2042 1,077,507
4.7
1,000,000
(1)(2)
Radnor Re Ltd. 2024-1
B1, 9.222%, (SOFR30A
+ 5.150%),
09/25/2034 1,045,354
4.6
1,080,300
(1)(2)
Sequoia Mortgage Trust
2024-6 B4, 6.567%,
07/27/2054 1,022,011
4.5
Total Collateralized
Mortgage Obligations
(Cost $6,747,481)
6,948,201
30.3
Total Long-Term
Investments
(Cost $22,022,305)
21,221,161
92.7

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)
2
Voya Enhanced Securitized Income Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 8.1%
Mutual Funds : 8.1%
1,851,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.880%
(Cost $1,851,000) $ 1,851,000 8.1
Total Short-Term
Investments
(Cost $1,851,000)
$ 1,851,000
8.1
Total Investments in
Securities
(Cost $23,873,305) $ 23,072,161 100.8
Liabilities in Excess of
Other Assets (191,690) (0.8)
Net Assets $ 22,880,471 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
November 30, 2025.
(3)
This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less
contractual payments to debtholders and fund expenses.
(4)
Rate shown is the 7-day yield as of November 30, 2025.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)
3
Voya Enhanced Securitized Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2025
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 7,088,341 $ — $ 7,088,341
Collateralized Mortgage Obligations — 6,948,201 — 6,948,201
Commercial Mortgage-Backed Securities — 7,184,619 — 7,184,619
Short-Term Investments 1,851,000 — — 1,851,000
Total Investments, at fair value $ 1,851,000 $ 21,221,161 $ — $ 23,072,161
Other Financial Instruments+
Futures 32,728 — — 32,728
Total Assets $ 1,883,728 $ 21,221,161 $ — $ 23,104,889
Liabilities Table
Other Financial Instruments+
Futures $ (8,964) $ — $ — $ (8,964)
Total Liabilities $ (8,964) $ — $ — $ (8,964)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At November 30, 2025, the following futures contracts were outstanding for Voya Enhanced Securitized Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1 03/31/26 $ 208,859 $ 109
U.S. Treasury 10-Year Note 14 03/20/26 1,586,813 7,190
U.S. Treasury Long Bond 7 03/20/26 822,063 6,438
U.S. Treasury Ultra 10-Year Note 24 03/20/26 2,788,875 17,899
U.S. Treasury Ultra Long Bond 1 03/20/26 120,937 1,092
$ 5,527,547 $ 32,728
Short Contracts:
U.S. Treasury 5-Year Note (30) 03/31/26 (3,292,969) (8,964)
$ (3,292,969) $ (8,964)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 620,258
Gross Unrealized Depreciation (1,421,402)
Net Unrealized Depreciation $ (801,144)